Advances to Contractor (Tables)	12 Months Ended
Dec. 31, 2024
Advances to Contractor [Abstract]
Schedule of Advances to Contractor
	2024	2023

Advances to contractor	Nil	15,210,262
Write-off (Note 8)	Nil	(15,006,262)
	Nil	204,000